STATEMENT OF CHANGES IN STOCKHOLDERS' (DEFICIENCY)/EQUITY [Parenthetical] (USD $) In Millions, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Jul. 31, 1996	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2009	Jul. 31, 2008	Jul. 31, 2007	Jul. 31, 2006	Jul. 31, 2005	Jul. 31, 2004	Jul. 31, 2003	Jul. 31, 2002	Jul. 31, 2001	Jul. 31, 2000	Jul. 31, 1999	Jul. 31, 1998	Jul. 31, 1997
Statement Of Changes In Stockholders Deficiencyequity Parenthetical
Issuance of common stock for cash February	$ 0.0254															$ 5.00
Issuance of common stock for cash February	$ 0.0510
Issuance of common stock for cash February	$ 0.5099
Issuance of common stock for cash March	$ 10.2428															$ 6.00	$ 2.50	$ 10.0833
Issuance of common stock for cash April	$ 0.0516															$ 5.50	$ 2.50
Issuance of common stock for cash May	$ 0.0512															$ 5.50	$ 2.50	$ 0.0512
Issuance of common stock for cash May	$ 0.5115																	$ 0.5060
Issuance of common stock for cash May	$ 10.2302																	$ 10.1194
Issuance of common stock for cash July	$ 0.0051																	$ 10.1214
Issuance of common stock for cash July	$ 0.0255
Issuance of common stock for cash July	$ 0.0513
Issuance of common stock for cash July	$ 10.1847
Issuance of common stock for cash September															$ 6.00	$ 3.00		$ 0.0509
Issuance of common stock for cash December																		$ 10.2421
Issuance of common stock for cash January																		$ 0.0518
Issuance of common stock for cash June																	$ 2.50	$ 0.0504
Issuance of common stock for cash June																		$ 0.5047
Issuance of common stock for cash June																		$ 8.9810
Issuance of common stock for cash June																		$ 10.0978
Issuance of common stock for services December		$ 0.03	$ 0.095	$ 0.32	$ 0.50	$ 0.45	$ 1.80	$ 1.68		$ 0.71							$ 0.05
Issuance of common stock for services April		$ 0.15		$ 0.23	$ 0.49	$ 0.30	$ 1.19	$ 1.71	$ 2.67								$ 2.50
Issuance of common stock for services May				$ 0.40	$ 0.38	$ 0.40	$ 1.05	$ 1.60	$ 1.85							$ 5.50	$ 2.50
Issuance of common stock for services June		$ 0.03		$ 0.15	$ 0.35	$ 0.62	$ 0.95	$ 1.40	$ 1.85	$ 0.60					$ 6.00		$ 2.50
Issuance of warrants in exchange for services rendered October											$ 1.35					$ 0.26	$ 0.50
Issuance of warrants in exchange for services rendered May								$ 1.45	$ 1.91								$ 0.60
Issuance of common stock for cash August																$ 3.00
Issuance of common stock for cash August																$ 3.50
Issuance of common stock for cash August																$ 4.10
Issuance of common stock for cash November																$ 3.50
Issuance of common stock for cash November																$ 4.00
Issuance of common stock for cash November																$ 4.10
Issuance of common stock for cash November																$ 5.00
Issuance of common stock for cash November																$ 5.50
Redemption of common stock for cash September																$ 7.75
Issuance of common stock for services August		$ 0.08	$ 0.11	$ 0.36	$ 0.61		$ 1.57	$ 1.43	$ 0.61	$ 1.09						$ 2.50
Issuance of common stock for services August			$ 0.10	$ 0.38	$ 0.63				$ 0.59							$ 4.10
Issuance of common stock for services September		$ 0.07	$ 0.09	$ 0.41	$ 0.7215	$ 0.58	$ 1.48									$ 4.10
Issuance of common stock for services November			$ 0.087	$ 0.31	$ 0.61	$ 0.35	$ 1.71	$ 2.15	$ 0.97			$ 2.10				$ 4.10
Issuance of common stock for services January		$ 0.08	$ 0.152	$ 0.28	$ 0.67	$ 0.34	$ 1.61	$ 1.77		$ 0.85					$ 5.00	$ 5.00
Issuance of common stock for services February				$ 0.23	$ 0.60	$ 0.27	$ 1.36	$ 1.90	$ 1.53	$ 0.69	$ 1.48					$ 6.00
Issuance of warrants in exchange for services rendered November												$ 2.50				$ 1.64
Issuance of warrants in exchange for services rendered April									$ 2.66	$ 0.82						$ 3.21
Issuance of warrants in exchange for services rendered April																$ 3.17
Issuance of warrants in exchange for services rendered April																$ 2.89
Issuance of warrants in exchange for services rendered April																$ 3.27
Issuance of options in exchange for the services rendered November												$ 2.10				$ 1.85
Exercise of warrants for cash June									$ 1.25			$ 1.50		$ 6.00		$ 5.50	$ 0.0667
Exercise of warrants in exchange for note receivable June																$ 5.00
Exercise of warrants in exchange for services rendered June																$ 5.00
Shares tendered in conjunction with warrant exercise June																$ 7.8125
Exercise of warrants for cash June									$ 1.60							$ 5.00
Adjustment for exercise of warrants recorded June															$ 5.00
Issuance of common stock for cash pursuant to private placement January				$ 0.25							$ 1.47			$ 14.53	$ 4.25
Issuance of common stock for cash pursuant to private placement June					$ 0.35	$ 0.64			$ 2.05			$ 1.50			$ 6.00
Exercise of warrants for cash February		$ 0.001							$ 0.82						$ 5.50
Exercise of warrants for cash March		$ 0.03							$ 1.72					$ 6.00	$ 5.50
Exercise of warrants for cash March									$ 1.25						$ 6.00
Exercise of warrants for cash March									$ 0.91						$ 7.50
Exercise of warrants for cash July		$ 0.03				$ 0.33								$ 6.00	$ 6.00
Exercise of warrants for cash July															$ 7.50
Issuance of SVR preferred stock in exchange for services rendered January																	$ 0.001
Exercise of warrants for cash August														$ 6.00
Exercise of warrants for cash August														$ 7.50
Exercise of warrants for cash August														$ 8.6625
Exercise of warrants for cash August														$ 10.00
Exercise of warrants for cash September					$ 0.33									$ 8.6625
Exercise of warrants for cash September														$ 5.50
Exercise of warrants for cash September														$ 6.00
Exercise of warrants for cash September														$ 10.00
Exercise of warrants for cash September														$ 7.50
Exercise of warrants for cash October								$ 1.25	$ 0.82					$ 6.00
Exercise of warrants for cash November									$ 0.82					$ 4.25
Exercise of warrants for cash November														$ 6.00
Exercise of warrants for cash December														$ 7.00
Exercise of warrants for cash January		$ 0.03	$ 0.15						$ 0.82					$ 6.00
Issuance of common stock for services March		$ 0.0031		$ 0.21	$ 0.64	$ 0.29	$ 1.00	$ 1.71	$ 2.31			$ 1.00		$ 5.50
Issuance of common stock for services July		$ 0.15	$ 0.15	$ 0.14	$ 0.33	$ 0.38	$ 0.79	$ 1.78	$ 1.40					$ 9.25
Issuance of common stock for cash pursuant to private placement October														$ 11.00
Issuance of common stock for cash pursuant to private placement July											$ 1.22			$ 9.25
Exercise of stock options for cash February							$ 1.00		$ 0.94					$ 5.00
Exercise of stock options for cash June												$ 1.59		$ 5.00
Exercise of stock options for cash June														$ 5.50
Exercise of stock options for cash July		$ 0.001	$ 0.001					$ 0.94						$ 5.00
Exercise of stock options for cash July								$ 0.56						$ 5.50
Exercise of stock options for cash August						$ 0.56							$ 5.50
Purchase of Treasury Stock for cash October												$ 1.5574	$ 3.915
Purchase of Treasury Stock for cash February													$ 4.693
Purchase of Treasury Stock for cash March													$ 4.911
Purchase of Treasury Stock for cash April													$ 4.025
Purchase of Treasury Stock for cash July													$ 4.025
Receipt of restricted shares of common stock as settlement for executive loan September												$ 1.90
Purchase of Treasury Stock for cash December												$ 2.0034
Issuance of common stock as employee compensation January				$ 0.28	$ 0.64	$ 0.34						$ 2.10
Issuance of common stock as employee compensation June			$ 0.15	$ 0.17	$ 0.33	$ 0.57	$ 0.97					$ 2.00
Issuance of common stock for cash pursuant to private placement May					$ 0.35	$ 0.33						$ 1.15
Exercise of warrants for cash May												$ 1.50
Redemption of Treasury Stock November											$ 2.17
Issuance of common stock as employee compensation February				$ 0.23	$ 0.60	$ 0.23	$ 1.32				$ 1.48
Exercise of stock options for cash September											$ 1.59
Exercise of stock options for cash October								$ 1.59	$ 0.63		$ 2.10
Exercise of stock options for cash October								$ 1.47	$ 0.94		$ 1.59
Exercise of stock options for cash October											$ 0.30
Exercise of stock options for cash October											$ 0.55
Exercise of stock options for cash November								$ 1.59	$ 0.94		$ 2.10
Issuance of common stock for services October		$ 0.15		$ 0.37	$ 0.68	$ 0.32	$ 1.50	$ 1.50			$ 1.98
Issuance of common stock for services October		$ 0.055		$ 0.45	$ 0.695		$ 1.53	$ 1.83			$ 1.84
Issuance of common stock for services February				$ 0.24	$ 0.59		$ 1.34			$ 0.68	$ 1.51
Issuance of common stock for cash pursuant to private placement January											$ 1.80
Issuance of common stock for cash pursuant to private placement January											$ 1.75
Issuance of common stock for cash pursuant to private placement February											$ 1.60
Issuance of common stock for cash pursuant to private placement February											$ 1.66
Issuance of common stock for cash pursuant to private placement February											$ 1.50
Issuance of common stock for services January		$ 0.15		$ 0.25	$ 0.59	$ 0.33	$ 1.38			$ 0.75
Cancellation of common stock for non-performance of services October										$ 0.94
Conversion of Series A Preferred Stock December										$ 25.77
Issuance of common stock as employee compensation April			$ 0.15	$ 0.22	$ 0.46	$ 0.37	$ 1.08	$ 1.64		$ 0.56
Granting of stock options in exchange for outstanding liabilities April										$ 0.001
Issuance of common stock in conjunction with financing June (in dollars)										$ 20,000.00
Issuance of warrants in exchange for services rendered August										$ 1.08
Granting of stock options in exchange for services October										$ 0.94
Granting of stock options in exchange for services July										$ 0.63
Issuance of warrants in conjunction with financing November										$ 0.91
Issuance of warrants in conjunction with financing June (in dollars)										20,000.00
Issuance of warrants in conjunction with financing June										$ 0.82
Issuance of warrants in conjunction with convertible debentures November (in dollars)										40,000.00
Issuance of warrants in conjunction with convertible debentures November										$ 0.91
Issuance of warrants in conjunction with convertible debentures April (in dollars)										5,000.00
Issuance of warrants in conjunction with convertible debentures April										$ 0.82
Issuance of warrants in conjunction with convertible debentures April (in dollars)										1,000.00
Issuance of warrants in conjunction with convertible debentures June (in dollars)										20,000.00
Issuance of warrants in conjunction with convertible debentures June										$ 0.82
Issuance of warrants in conjunction with extension of due date of convertible debentures May (in dollars)										6,000.00
Issuance of warrants in conjunction with extension of due date of convertible debentures May										$ 0.82
Issuance of warrants in conjunction with extension of due date of convertible debentures July (in dollars)										6,000.00
Issuance of warrants in conjunction with extension of due date of convertible debentures July										$ 0.82
Value of beneficial conversion feature on convertible debentures November (in dollars)									40,000.00	40,000.00
Value of beneficial conversion feature on convertible debentures November										$ 0.91
Value of beneficial conversion feature on convertible debentures April (in dollars)									40,000.00	5,000.00
Value of beneficial conversion feature on convertible debentures April										$ 0.82
Value of beneficial conversion feature on convertible debentures April (in dollars)										1,000.00
Value of beneficial conversion feature on convertible debentures June (in dollars)										20,000.00
Value of beneficial conversion feature on convertible debentures June										$ 0.82
Issuance of common stock as repayment of principal and interest due February (in dollars)										40,000.00
Issuance of common stock as repayment of principal and interest due March (in dollars)										40,000.00
Issuance of common stock as repayment of principal and interest due April (in dollars)										40,000.00
Issuance of common stock as repayment of principal and interest due May (in dollars)										40,000.00
Issuance of common stock as repayment of principal and interest due June (in dollars)										40,000.00
Issuance of common stock as repayment of principal and interest due July (in dollars)										40,000.00
Issuance of common stock in connection with conversion of debenture April (in dollars)								525.54	3,076.92	1,435.00
Issuance of common stock in connection with conversion of debenture April (in dollars)								40,000.00	20,000.00	40,000.00
Issuance of common stock in connection with conversion of debenture May (in dollars)										3,000.00
Issuance of common stock in connection with conversion of debenture May (in dollars)										40,000.00
Issuance of common stock in connection with conversion of debenture May (in dollars)										2,440.00
Issuance of common stock in connection with conversion of debenture May (in dollars)										4,100.00
Issuance of common stock in connection with conversion of debenture June (in dollars)										1,000.00
Issuance of common stock in connection with conversion of debenture June (in dollars)										20,000.00
Issuance of common stock in connection with conversion of debenture June (in dollars)										1,900.00
Issuance of common stock in connection with conversion of debenture July (in dollars)										170.00
Issuance of common stock in connection with conversion of debenture July (in dollars)										20,000.00
Issuance of common stock in connection with conversion of debenture July (in dollars)										750.00
Issuance of common stock in satisfaction of accounts payable April										$ 0.82
Issuance of common stock in satisfaction of accounts payable June										$ 0.82
Issuance of common stock in satisfaction of accounts payable July										$ 0.82
Cashless Exercise of warrants March									$ 2.50
Issuance of common stock in satisfaction of deposit April									$ 1.25
Issuance of common stock as repayment of monthly amortization payments due August (in dollars)									40,000.00
Issuance of common stock as repayment of monthly amortization payments due September (in dollars)									40,000.00
Issuance of common stock as repayment of monthly amortization payments due September (in dollars)									20,000.00
Issuance of common stock as repayment of monthly amortization payments due October (in dollars)									40,000.00
Issuance of common stock as repayment of monthly amortization payments due October (in dollars)									20,000.00
Issuance of common stock as repayment of monthly amortization payments due November (in dollars)									40,000.00
Issuance of common stock as repayment of monthly amortization payments due November									$ 1.17
Issuance of common stock as repayment of monthly amortization payments due November (in dollars)									20,000.00
Issuance of common stock as repayment of monthly amortization payments due December (in dollars)									20,000.00
Issuance of common stock as repayment of monthly amortization payments due December									$ 0.98
Issuance of common stock as repayment of monthly amortization payments due January (in dollars)									20,000.00
Issuance of common stock as repayment of monthly amortization payments due January									$ 0.81
Issuance of common stock as repayment of monthly amortization payments due January (in dollars)									5,000.00
Issuance of common stock as repayment of monthly amortization payments due February (in dollars)								40,000.00	5,000.00
Issuance of common stock as repayment of monthly amortization payments due February								$ 1.48	$ 1.23
Issuance of common stock as repayment of monthly amortization payments due February (in dollars)									20,000.00
Issuance of common stock as repayment of monthly amortization payments due March (in dollars)									20,000.00
Issuance of common stock as repayment of monthly amortization payments due March									$ 2.31
Issuance of common stock as repayment of monthly amortization payments due March (in dollars)									5,000.00
Issuance of common stock as repayment of monthly amortization payments due March (in dollars)									35,000.00
Issuance of common stock as repayment of monthly amortization payments due April (in dollars)									20,000.00
Issuance of common stock as repayment of monthly amortization payments due April									$ 2.70
Issuance of common stock as repayment of monthly amortization payments due April (in dollars)									35,000.00
Issuance of common stock as repayment of monthly amortization payments due January (in dollars)									40,000.00
Issuance of common stock as repayment of monthly amortization payments due January									$ 2.70
Issuance of common stock as repayment of monthly amortization payments due January									$ 3.10
Issuance of common stock as repayment of monthly amortization payments due February (in dollars)									40,000.00
Issuance of common stock as repayment of monthly amortization payments due February								$ 1.53	$ 3.10
Issuance of common stock as repayment of monthly amortization payments due January									$ 1.96
Issuance of common stock as repayment of monthly amortization payments due February								$ 1.65	$ 1.96
Issuance of common stock as repayment of monthly amortization payments due January									$ 1.75
Issuance of common stock as repayment of monthly amortization payments due February								$ 2.02	$ 1.75
Issuance of common stock for services August									$ 0.97
Issuance of common stock for services March				$ 0.24	$ 0.62	$ 0.30	$ 0.95	$ 1.65	$ 2.96
Issuance of common stock for services May				$ 0.23	$ 0.33	$ 0.38	$ 0.97	$ 1.47	$ 1.88
Issuance of common stock in connection with conversion of debenture September (in dollars)									5,045.38
Issuance of common stock in connection with conversion of debenture September (in dollars)									20,000.00
Issuance of common stock in connection with conversion of debenture September (in dollars)									2,865.38
Issuance of common stock in connection with conversion of debenture September (in dollars)									4,572.00
Issuance of common stock in connection with conversion of debenture September (in dollars)									2,115.38
Issuance of common stock in connection with conversion of debenture September (in dollars)									1,500.00
Issuance of common stock in connection with conversion of debenture September (in dollars)									4,573.17
Issuance of common stock in connection with conversion of debenture October (in dollars)									3,073.17
Issuance of common stock in connection with conversion of debenture October (in dollars)									20,000.00
Issuance of common stock in connection with conversion of debenture October (in dollars)									3,000.00
Issuance of common stock in connection with conversion of debenture October (in dollars)									5,000.00
Issuance of common stock in connection with conversion of debenture October (in dollars)									1,130.77
Issuance of common stock in connection with conversion of debenture October (in dollars)									2,976.92
Issuance of common stock in connection with conversion of debenture October (in dollars)									40,000.00
Issuance of common stock in connection with conversion of debenture October (in dollars)									1,000.00
Issuance of common stock in connection with conversion of debenture November (in dollars)								525.54	428.00
Issuance of common stock in connection with conversion of debenture November (in dollars)								40,000.00	20,000.00
Issuance of common stock in connection with conversion of debenture November									$ 1.23
Issuance of common stock in connection with conversion of debenture November (in dollars)									2,307.69
Issuance of common stock in connection with conversion of debenture November (in dollars)									40,000.00
Issuance of common stock in connection with conversion of debenture November									$ 0.97
Issuance of common stock in connection with conversion of debenture December (in dollars)									14,510.00
Issuance of common stock in connection with conversion of debenture December (in dollars)									35,000.00
Issuance of common stock in connection with conversion of debenture December									$ 0.93
Issuance of common stock in connection with conversion of debenture December (in dollars)									42.21
Issuance of common stock in connection with conversion of debenture December (in dollars)									20,000.00
Issuance of common stock in connection with conversion of debenture December									$ 0.85
Issuance of common stock in connection with conversion of debenture December (in dollars)									820.00
Issuance of common stock in connection with conversion of debenture December									$ 0.84
Issuance of common stock in connection with conversion of debenture January (in dollars)									6,170.00
Issuance of common stock in connection with conversion of debenture January (in dollars)									35,000.00
Issuance of common stock in connection with conversion of debenture January									$ 0.94
Issuance of common stock in connection with conversion of debenture January (in dollars)									8,500.00
Issuance of common stock in connection with conversion of debenture January									$ 1.06
Issuance of common stock in connection with conversion of debenture February (in dollars)									9,500.00
Issuance of common stock in connection with conversion of debenture February (in dollars)									40,000.00
Issuance of common stock in connection with conversion of debenture February									$ 2.38
Issuance of common stock in connection with conversion of debenture March (in dollars)									15,500.00
Issuance of common stock in connection with conversion of debenture March (in dollars)									40,000.00
Issuance of common stock in connection with conversion of debenture March									$ 2.21
Issuance of common stock in connection with conversion of debenture March (in dollars)									23,500.00
Issuance of common stock in connection with conversion of debenture March									$ 2.31
Issuance of common stock in connection with conversion of debenture March (in dollars)									5,000.00
Issuance of common stock in connection with conversion of debenture March									$ 2.20
Issuance of common stock in connection with conversion of debenture March (in dollars)									2,000.00
Issuance of common stock in connection with conversion of debenture March (in dollars)									3,846.15
Issuance of common stock in connection with conversion of debenture March								$ 1.71	$ 3.33
Issuance of common stock in connection with conversion of debenture April								$ 1.61	$ 2.63
Issuance of common stock in connection with conversion of debenture April (in dollars)									4,230.77
Issuance of common stock in connection with conversion of debenture April (in dollars)									35,000.00
Issuance of common stock in connection with conversion of debenture April (in dollars)									9,230.77
Issuance of common stock in connection with conversion of debenture April (in dollars)									40,000.00
Issuance of common stock in satisfaction of accounts payable September									$ 0.81
Issuance of common stock in satisfaction of accounts payable March									$ 3.20
Issuance of common stock in conjunction with financing September (in dollars)									20,000.00
Issuance of common stock in conjunction with financing September									$ 0.82
Issuance of common stock in conjunction with financing December (in dollars)									35,000.00
Issuance of common stock in conjunction with financing December									$ 0.95
Issuance of common stock in conjunction with financing January (in dollars)									40,000.00
Issuance of common stock in conjunction with financing January									$ 1.00
Issuance of warrants in conjunction with financing September (in dollars)									20,000.00
Issuance of warrants in conjunction with financing September									$ 0.82
Issuance of warrants in conjunction with financing October (in dollars)									5,000.00
Issuance of warrants in conjunction with financing October									$ 0.82
Issuance of common stock in conjunction with financing December									$ 0.82
Issuance of common stock in conjunction with financing January									$ 1.05
Issuance of warrants in conjunction with convertible debentures September (in dollars)									20,000.00
Issuance of warrants in conjunction with convertible debentures September									$ 0.82
Issuance of warrants in conjunction with convertible debentures October (in dollars)									5,000.00
Issuance of warrants in conjunction with convertible debentures October									$ 0.82
Issuance of warrants in conjunction with convertible debentures December (in dollars)									35,000.00
Issuance of warrants in conjunction with convertible debentures December									$ 0.82
Issuance of warrants in conjunction with convertible debentures January (in shares)									4,000,000
Issuance of warrants in conjunction with convertible debentures January									$ 1.05
Issuance of warrants in conjunction with convertible debentures February (in shares)									4,000,000
Issuance of warrants in conjunction with convertible debentures February									$ 1.05
Value of Beneficial Conversion Feature on Convertible Debentures September (in dollars)									20,000.00
Value of Beneficial Conversion Feature on Convertible Debentures September									$ 0.82
Value of Beneficial Conversion Feature on Convertible Debentures October (in dollars)									5,000.00
Value of Beneficial Conversion Feature on Convertible Debentures October									$ 0.82
Value of Beneficial Conversion Feature on Convertible Debentures December (in dollars)									35,000.00
Value of Beneficial Conversion Feature on Convertible Debentures December									$ 0.82
Value of Beneficial Conversion Feature on Convertible Debentures January									$ 1.05
Value of Beneficial Conversion Feature on Convertible Debentures February									$ 1.05
Exercise of warrants for cash February									$ 1.05
Exercise of warrants for cash February									$ 1.20
Exercise of warrants for cash February									$ 1.25
Exercise of warrants for cash February									$ 1.72
Exercise of warrants for cash March									$ 0.82
Exercise of warrants for cash March									$ 1.05
Exercise of warrants for cash March									$ 1.68
Exercise of warrants for cash March									$ 2.15
Exercise of warrants for cash March									$ 1.88
Exercise of warrants for cash March									$ 2.02
Exercise of warrants for cash March									$ 1.86
Exercise of warrants for cash April					$ 0.33				$ 1.88
Exercise of warrants for cash April									$ 0.82
Exercise of warrants for cash April									$ 0.91
Exercise of warrants for cash April									$ 1.05
Exercise of stock options for cash November									$ 0.63
Exercise of stock options for cash January		$ 0.001		$ 0.001					$ 0.63
Exercise of stock options for cash February									$ 1.59
Exercise of stock options for cash February									$ 1.38
Exercise of stock options for cash March									$ 0.94
Exercise of stock options for cash March									$ 1.47
Exercise of stock options for cash March									$ 1.59
Exercise of stock options for cash March									$ 1.71
Exercise of stock options for cash March									$ 2.10
Exercise of stock options for cash March									$ 1.10
Exercise of stock options for cash March									$ 1.52
Exercise of stock options for cash March									$ 2.19
Exercise of stock options for cash March									$ 0.63
Exercise of stock options for cash April							$ 1.00		$ 1.47
Exercise of stock options for cash April							$ 0.89		$ 0.94
Exercise of stock options for cash May								$ 0.63	$ 2.10
Exercise of stock options for cash May									$ 1.47
Issuance of warrants as exercise inducement October									$ 1.20
Issuance of warrants as exercise inducement October									$ 1.25
Issuance of warrants as exercise inducement December									$ 1.25
Issuance of warrants as exercise inducement January									$ 1.60
Issuance of warrants as exercise inducement February									$ 3.00
Issuance of warrants as exercise inducement March									$ 3.00
Issuance of warrants as exercise inducement June									$ 2.35
Issuance of common stock as employee compensation December				$ 0.29	$ 0.56	$ 0.38	$ 1.75		$ 0.90
Issuance of common stock as employee compensation May				$ 0.21	$ 0.38	$ 0.38	$ 1.00	$ 1.45	$ 1.88
Issuance of warrants in exchange for services rendered March					$ 1.25		$ 3.75	$ 1.71
Cancellation of common stock May								$ 1.45
Issuance of common stock for services March					$ 0.53	$ 0.35	$ 1.14	$ 1.69
Issuance of common stock for services April		$ 0.027		$ 0.22	$ 0.53	$ 0.39	$ 1.06	$ 1.65
Issuance of common stock for services April					$ 0.47	$ 0.33		$ 1.69
Issuance of common stock for services June				$ 0.18	$ 0.32	$ 0.64		$ 1.83
Issuance of common stock for services July		$ 0.031		$ 0.13	$ 0.35	$ 0.58	$ 0.80	$ 1.75
Issuance of common stock for services July				$ 0.15	$ 0.40	$ 0.56		$ 1.68
Issuance of common stock for services June						$ 0.42		$ 1.80
Issuance of common stock as employee compensation October				$ 0.36	$ 0.60	$ 0.31	$ 1.52	$ 1.83
Issuance of common stock as employee compensation March				$ 0.25	$ 0.56	$ 0.31	$ 1.04	$ 1.71
Issuance of common stock as employee compensation March								$ 1.70
Issuance of common stock as employee compensation July				$ 0.13	$ 0.35	$ 0.66	$ 0.83	$ 1.78
Issuance of common stock as employee compensation April								$ 1.65
Issuance of common stock in connection with conversion of debenture January								$ 1.74
Issuance of common stock in connection with conversion of debenture January								$ 1.77
Issuance of common stock in connection with conversion of debenture March (in dollars)								525.54
Issuance of common stock in connection with conversion of debenture March (in dollars)								40,000.00
Issuance of warrants as employee compensation March							$ 0.94
Issuance of warrants in conjunction with convertible debentures March							$ 1.10
Issuance of warrants in conjunction with convertible debentures March							$ 1.21
Repurchase of common stock March							$ 1.16
Value of Beneficial Conversion Feature on Convertible Debentures March							$ 1.21
Issuance of common stock for services September				$ 0.45	$ 0.62	$ 0.53	$ 1.61
Issuance of common stock for services September				$ 0.49	$ 0.76		$ 1.53
Issuance of common stock for services November				$ 0.30	$ 0.51	$ 0.38	$ 1.75
Issuance of common stock for services November					$ 0.45		$ 1.54
Issuance of common stock for services November							$ 1.53
Issuance of common stock for services December				$ 0.30	$ 0.56	$ 0.47	$ 1.84
Issuance of common stock for services December				$ 0.29	$ 0.61	$ 0.53	$ 1.74
Issuance of common stock for services January		$ 0.055			$ 0.62		$ 1.34
Issuance of common stock as employee compensation August			$ 0.10	$ 0.43	$ 0.6215	$ 0.56	$ 1.51
Issuance of common stock as employee compensation August							$ 1.50
Issuance of common stock as employee compensation September			$ 0.097	$ 0.50	$ 0.7254	$ 0.56	$ 1.55
Issuance of common stock as employee compensation October							$ 1.53
Issuance of common stock as employee compensation November				$ 0.31	$ 0.50	$ 0.35	$ 1.70
Issuance of common stock as employee compensation October							$ 1.36
Stock-based compensation - officers stock options May							$ 0.96
Exercise of stock options for cash December							$ 1.59
Issuance of options in exchange for the services rendered May					$ 0.46	$ 0.29
Issuance of common stock in satisfaction of accounts payable June				$ 0.19	$ 0.33	$ 0.36
Issuance of common stock in satisfaction of accounts payable June				$ 0.23	$ 0.37	$ 0.65
Issuance of common stock as converstion of Convertible Notes June						$ 0.33
Issuance of common stock as repayment of monthly amortization payments on convertible notes August						$ 0.65
Issuance of common stock as repayment of monthly amortization payments on convertible notes September						$ 0.52
Issuance of common stock as repayment of monthly amortization payments on convertible notes October						$ 0.29
Issuance of common stock as repayment of monthly amortization payments on Convertible Notes November						$ 0.29
Issuance of common stock as repayment of monthly amortization payments on Convertible Notes January						$ 0.32
Issuance of common stock as repayment of monthly amortization payments on Convertible Notes March						$ 0.18
Issuance of common stock as repayment of monthly amortization payments on Convertible Notes April						$ 0.28
Issuance of common stock as repayment of monthly amortization payments on Convertible Notes April						$ 0.30
Issuance of common stock as repayment of monthly amortization payments on Convertible Notes May						$ 0.33
Issuance of common stock for services May			$ 0.10	$ 0.22	$ 0.39	$ 0.37
Issuance of common stock for services May				$ 0.21		$ 0.42
Issuance of common stock for services June						$ 0.43
Issuance of common stock for services June						$ 0.76
Issuance of common stock for services June						$ 0.58
Issuance of common stock for services April			$ 0.10		$ 0.45	$ 0.65
Issuance of common stock for services July			$ 0.093			$ 0.62
Issuance of common stock in exchange for the services rendered March					$ 0.60	$ 0.31
Issuance of common stock as repayment of interest on Convertible Notes October						$ 0.52
Issuance of common stock as repayment of interest on Convertible Notes March						$ 0.18
Issuance of common stock as repayment of interest on Convertible Notes May						$ 0.33
Cashless Exercise of warrants April					$ 0.33	$ 0.50
Cashless Exercise of warrants June						$ 0.33
Issuance of common stock for cash pursuant to private placement June						$ 0.33
Issuance of common stock for cash pursuant to private placement August					$ 0.79
Issuance of common stock for cash pursuant to private placement September					$ 0.80
Issuance of common stock for cash pursuant to private placement April					$ 0.47
Issuance of common stock for cash pursuant to private placement April					$ 0.4258
Issuance of common stock for cash pursuant to private placement April					$ 0.42
Issuance of common stock for services October			$ 0.09	$ 0.40	$ 0.65
Issuance of common stock for services October				$ 0.34	$ 0.525
Issuance of common stock for services December				$ 0.31	$ 0.57
Issuance of common stock for services December					$ 0.53
Issuance of common stock for services January					$ 0.63
Issuance of common stock for services February			$ 0.15		$ 0.625
Issuance of common stock for services March					$ 0.54
Cashless Exercise of warrants January					$ 0.33
Issuance of options in exchange for the services rendered December				$ 0.64	$ 0.46
Issuance of options in exchange for the services rendered March				$ 0.282	$ 0.64
Issuance of options in exchange for the services rendered July		$ 0.001			$ 0.38
Issuance of common stock in satisfaction of accounts payable September				$ 0.36	$ 0.55
Issuance of common stock in satisfaction of accounts payable September				$ 0.49	$ 0.77
Issuance of common stock in satisfaction of accounts payable December				$ 0.29	$ 0.48
Issuance of common stock in satisfaction of accounts payable December				$ 0.33	$ 0.67
Issuance of common stock in satisfaction of accounts payable March					$ 0.45
Issuance of common stock in satisfaction of accounts payable March					$ 0.65
Issuance of warrants in exchange for services rendered December					$ 0.51
Cashless Exercise of warrants September				$ 0.001
Issuance of common stock in connection with conversion of Preferred Stock July (in dollars)				12,880.00
Convertible Preferred Stock Original Amount in July (in dollars)				25,750.00
Issuance of options in exchange for the services rendered September				$ 0.64
Issuance of options in exchange for the services rendered March				$ 0.64
Issuance of options in exchange for the services rendered June		$ 0.001		$ 0.64
Issuance of common stock for cash pursuant to private placement March				$ 0.25
Issuance of common stock in connection with conversion of Series A Preferred Stock Sep			7,870.00
Issuance of common stock in connection with conversion of Series A Preferred Stock Dec			5,000.00
Issuance of common stock in connection with conversion of Series B Preferred Stock Jun			5,100.00
Convertible Preferred Stock Original Amoun in Jun			20,000.00
Issuance of common stock in connection with conversion of Series B Preferred Stock		14.90
Issuance of common stock in connection with conversion of Preferred Stock, par value		$ 1,000
Issuance of common stock in connection with conversion of Series C Preferred Stock		7.50
Issuance of common stock in connection with conversion of Series D Preferred Stock		7.50
Issuance of common stock in connection with conversion of Series E Preferred Stock		$ 2.95
Issuance of options in exchange for the services rendered February		$ 0.001			$ 0.38
Issuance of options in exchange for the services rendered April		$ 0.001